Acquisitions	6 Months Ended
Jun. 30, 2014
Acquisitions

3. Acquisitions

GrubHub Holdings Inc.

On August 8, 2013, the Company acquired all of the equity interests of each of Seamless North America, LLC, Seamless Holdings and GrubHub Holdings Inc. pursuant to the Reorganization Agreement. In February 2014, GrubHub, Inc. changed its name to GrubHub Holdings Inc. The Company issued 23,318,580 shares of common stock and 8,098,430 shares of preferred stock to GrubHub Holdings Inc. in exchange for all of GrubHub Holdings Inc.’s equity interests (the “Merger”). The Company concluded that Seamless Holdings was deemed the acquirer for financial reporting purposes based on key deciding factors such as a majority ownership and majority of the board of director seats. Accordingly, the acquisition of GrubHub Holdings Inc. has been accounted for as a business combination. GrubHub Holdings Inc. provides online food ordering through its website grubhub.com, and also operates allmenus.com, a website that stores and displays approximately 275,000 menus.

The fair value of the equity issued to GrubHub Holdings Inc. in connection with the Merger was approximately $421.5 million. The value of the equity was determined using the estimated fair value of GrubHub Holdings Inc.’s stock at the merger date based on a valuation of GrubHub Holdings Inc. conducted by management. The assets acquired and liabilities assumed were recorded at their estimated fair values as of August 8, 2013. Included as part of the $421.5 million value is approximately $11.0 million which represents the fair value of the replacement awards using the Black-Scholes option-pricing model that were attributed to the pre-combination service period for GrubHub Holdings Inc. option holders. Post combination expense of $12.5 million is expected to be recognized post-Merger, which represents for the unrecognized compensation expense related to GrubHub Holdings Inc. stock options. See Note 8, Stock-Based Compensation, for further details.

The excess of the consideration transferred in the acquisition over the net amounts assigned to the fair value of the assets acquired was recorded as goodwill, which represents the opportunity to expand existing markets and access new customers and to create revenue and cost synergies that management believes will contribute to future profits. The goodwill is not deductible for income tax purposes.

The Company incurred certain expenses directly and indirectly related to the Merger of $4.7 million during the year ended December 31, 2013 and $3.3 million (unaudited) during the six months ended June 30, 2013, which were recognized in in general and administrative expenses within the consolidated statement of operations.

The following table summarizes the August 8, 2013 acquisition-date fair value of the assets and liabilities acquired in connection with the GrubHub Holdings Inc. business combination:

(in thousands)
Cash and cash equivalents	$13,266
Accounts receivable	2,108
Other identifiable assets	4,422
Customer and vendor relationships	167,450
Deferred tax asset	4,013
Deferred tax liability	(88,937)
Developed technology	5,143
Goodwill	239,346
Liabilities assumed	(10,602)
Trademarks	85,276

Total net assets acquired	$421,485

The estimated fair values of the intangible assets acquired were determined based on a combination of the income, cost, and market approaches to measure the fair value of the customer (restaurant) relationships, developed technology and trademarks. The fair value of the trademarks was measured based on the relief from royalty method. The cost approach, specifically the cost to recreate method, was used to value the developed technology. The income approach, specifically the multi-period excess earnings method, was used to value the customer (restaurant) relationships. These fair value measurements were based on significant inputs not observable in the market and thus represent Level 3 measurements under the fair value hierarchy.

The results of operations related to GrubHub Holdings Inc. have been included in the Company’s financial statements since August 9, 2013. The amount of revenues and net loss included in the Company’s operating results since the acquisition date through December 31, 2013 were $26.3 million and $3.6 million, respectively.

The following unaudited pro forma information presents a summary of the operating results of the Company for the year ended December 31, 2012 and 2013, and the six months ended June 30, 2013 as if GrubHub Inc. had acquired GrubHub Holdings Inc. as of January 1, 2012 and January 1, 2013, respectively:

	December 31, 2012 Pro forma combined	December 31, 2013 Pro forma combined	Six Months Ended June 30, 2013 Pro forma combined
	(unaudited) (in thousands)
Revenues	$118,854	$170,086	$80,027
Net income (loss)	$(17,028)	$4,160	$773

The pro forma adjustments reflect the additional amortization that would have been recognized for the intangible assets, replacement stock option awards compensation cost for services performed after the Merger, elimination of transaction costs incurred and pro forma tax adjustments for the years ended December 31, 2012 and 2013 and the six months ended June 30, 2013 as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2012	Six Months Ended June 30, 2013
	(in thousands)
	(unaudited)
Amortization of intangible assets	$9,761	$6,475	$5,334
Stock-based compensation	4,979	2,997	2,424
Transaction costs	—	(9,131)	(7,430)
Income tax benefit	—	(3,050)	(2,767)